AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2016
1933 Act File No. 333-6849
1940 Act File No. 811-07677

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[30]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	[32]

(Check appropriate box or boxes)

PROFIT FUNDS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

7500 Old Georgetown Road, Suite 700
Bethesda, Maryland 20814
(Address of Principle Executive Offices)

Registrant's Telephone Number, including Area Code:                           (301) 650-0059

Eugene A. Profit
Profit Investment Management, LLC
7500 Old Georgetown Road, Suite 700
Bethesda, Maryland 20814
 (Name and Address of Agent for Service)

Copies to:
David M. Leahy
Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 29 filed January 28, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and State of Maryland, on the 16th day of February, 2016.

PROFIT FUNDS INVESTMENT TRUST

By:	/s/ Eugene A. Profit
Eugene A. Profit
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Eugene A. Profit	Trustee and President	February 16, 2016
Eugene A. Profit	(Chief Executive Officer)

/s/ Angela A. Simmons	Treasurer	February 16, 2016
Angela A. Simmons	(Chief Financial Officer)

	Trustee	/s/ Frank L. Newbauer
Kim Michele Keenan*		Frank L. Newbauer
Attorney-in-fact*
	Trustee	February 16, 2016
Robert M. Milanicz*

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase